Share capital, Share Capital and Share Premium (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Abstract]
Beginning balance (in shares)		506,820,170	503,388,593	370,244,325
Beginning balance		$ 5,069
Shares issued for acquisition of CTI assets				$ 220,212
Issuance of shares				$ 97,546
Effect of re-domiciliation		0
Ending balance (in shares)			506,820,170	503,388,593
Ending balance		$ 1,093,055	$ 5,069
Common Shares [Member]
Share Capital [Abstract]
Beginning balance (in shares)		506,820,170	503,388,593	370,244,325
Beginning balance		$ 1,049,918	$ 1,029,031	$ 708,537
Shares issued for acquisition of CTI assets (in shares)				92,112,691
Shares issued for acquisition of CTI assets				$ 207,380
New shares issued (in shares)				37,600,000
New shares issued				$ 97,546
Issuance of shares (in shares)		5,743,362	3,431,577	3,431,577
Issuance of shares		$ 43,137	$ 20,887	$ 15,568
Effect of re-domiciliation	[1]	$ 0
Ending balance (in shares)		512,563,532	506,820,170	503,388,593
Ending balance		$ 1,093,055	$ 1,049,918	$ 1,029,031
Share Capital [Member]
Share Capital [Abstract]
Shares issued for acquisition of CTI assets				921
Issuance of shares				376
Effect of re-domiciliation		1,087,929
Share Capital [Member] | Common Shares [Member]
Share Capital [Abstract]
Beginning balance		5,069	5,035	3,703
Shares issued for acquisition of CTI assets				921
New shares issued				376
Issuance of shares		57	34	35
Effect of re-domiciliation	[1]	1,087,929
Ending balance		1,093,055	5,069	5,035
Share Premium [Member]
Share Capital [Abstract]
Shares issued for acquisition of CTI assets				206,459
Issuance of shares				97,170
Effect of re-domiciliation		(1,087,929)
Share Premium [Member] | Common Shares [Member]
Share Capital [Abstract]
Beginning balance		1,044,849	1,023,996	704,834
Shares issued for acquisition of CTI assets				206,459
New shares issued				97,170
Issuance of shares		43,080	20,853	15,533
Effect of re-domiciliation	[1]	(1,087,929)
Ending balance		$ 0	$ 1,044,849	$ 1,023,996

[1]	Subsequent to the re-domiciliation of the Company to Singapore, the issued common shares no longer have any par value and the share premium recognised in the current reporting period has been subsequently reclassed to share capital.